[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                              Semi-Annual Report

                              December 31, 2001

                              Mercury
                              HW Mid-Cap
                              Value Fund
                              of Mercury HW Funds

PORTFOLIO INFORMATION

AS OF DECEMBER 31, 2001

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Gateway Inc.                                                             5.2%
--------------------------------------------------------------------------------
Eastman Kodak Company                                                    3.5
--------------------------------------------------------------------------------
Teekay Shipping Corporation                                              3.1
--------------------------------------------------------------------------------
Aetna Inc. (New Shares)                                                  3.1
--------------------------------------------------------------------------------
The Topps Company, Inc.                                                  3.1
--------------------------------------------------------------------------------
Ventas, Inc.                                                             2.9
--------------------------------------------------------------------------------
MetLife, Inc.                                                            2.6
--------------------------------------------------------------------------------
Tricon Global Restaurants, Inc.                                          2.5
--------------------------------------------------------------------------------
Tellabs, Inc.                                                            2.4
--------------------------------------------------------------------------------
KeyCorp                                                                  2.3
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Insurance                                                               10.6%
--------------------------------------------------------------------------------
Leisure/Toys                                                             8.7
--------------------------------------------------------------------------------
Insurance--Life                                                          6.2
--------------------------------------------------------------------------------
Computers & Peripherals                                                  5.5
--------------------------------------------------------------------------------
Electric--Integrated                                                     4.5
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Joe Grills, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Terry K. Glenn, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                    December 31, 2001 (2) Mercury HW Mid-Cap Value Fund

DEAR SHAREHOLDER

Investment Review

We are pleased to present to you this semi-annual report of Mercury HW Mid-Cap Value Fund for the six months ended December 31, 2001. During the six-month period ended December 31, 2001, the Fund experienced higher-than-historic volatility as a result of the fallout of September 11, 2001. The Fund's Class I, Class A, Class B and Class C Shares had total returns of +2.99%, +2.92%, +2.47% and +2.50%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) In comparison, the unmanaged Russell Midcap Value Index had a return of -0.91%, while the unmanaged Russell Midcap Index returned -3.74% during the same period.

The Fund's performance during the past six months benefited from its positions in the consumer staples and health care sectors, as investors sought investments with noncyclical earnings streams. Other areas such as transportation, consumer cyclicals and technology hindered the Fund's performance during the period. After the events of September 11 and the reopening of the stock exchanges, these sectors were hit hard because of dire projections about travel, consumer spending and capital investment. These expectations proved to be excessively pessimistic and stocks such as Mandalay Resort Group, Dana Corporation, Computer Associates International, Inc. and Brunswick Corporation rallied in the fourth quarter of 2001.

Our investment strategy relies on opportunities generated when investors underestimate the value of a company's future cash flows. In many instances, these investments run counter to consensus thinking. Specifically, stocks in the Fund such as Gateway Inc., Ventas, Inc. and Aetna Inc. suffer from overly pessimistic valuation assumptions. For example, as of January 10, 2002, Gateway was trading at $6.60 per share. The company has more than $2 per share in net cash and a business that should conservatively earn $.45 in earnings per share in a normal personal computer environment. In other words, if we remove the cash, a personal computer business remains trading at approximately 10 times earnings. We believe that holding a portfolio of stocks with similarly low expectations and attractive valuations will be the road to strong performance in the coming months. Currently, extreme levels of pessimism and optimism provide a unique opportunity to apply a disciplined approach to making attractive long-term investments. As a result, we are focusing our research on misunderstood companies with attractive valuations.

In Conclusion

The Board of Trustees and the Fund's shareholders have approved a reorganization that will result in the Fund's assets and liabilities being acquired by Hotchkis and Wiley


                    December 31, 2001 (3) Mercury HW Mid-Cap Value Fund

Funds on behalf of the Hotchkis and Wiley Mid-Cap Value Fund (the "Hotchkis and Wiley Fund"). Shareholders of the Fund are expected to become shareholders of the Hotchkis and Wiley Fund on February 4, 2002.

We appreciate your support of Mercury HW Mid-Cap Value Fund.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ James Miles                            /s/ Stanley Majcher

James Miles                                Stanley Majcher
Portfolio Manager                          Portfolio Manager

February 1, 2002

PROXY RESULTS

During the six-month period ended December 31, 2001, Mercury HW Mid-Cap Value Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 10, 2001. The description of each proposal and number of shares voted are as follows:

                                        Shares Voted  Shares Voted  Shares Voted
                                             For         Against       Abstain
--------------------------------------------------------------------------------
1. To approve the merger of the Fund
   with Hotchkis and Wiley Mid-Cap
   Value Fund.                            1,518,015       22,790       15,040
--------------------------------------------------------------------------------
2. To approve a new investment
   advisory agreement with Hotchkis
   and Wiley Capital Management, LLC.     1,447,011       95,275       13,559
--------------------------------------------------------------------------------


                    December 31, 2001 (4) Mercury HW Mid-Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results," "Aggregate Total Return" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I, Class A, Class B and Class C Shares in excess of 1.15%, 1.40%, 2.15% and 2.15%, respectively, of the average net assets of each class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                    December 31, 2001 (5) Mercury HW Mid-Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                                    % Return          % Return
                                                  Without Sales      With Sales
Class I Shares*                                      Charge           Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                              +15.52%          + 9.46%
--------------------------------------------------------------------------------
Inception (1/02/97) through 12/31/01                 +18.30           +17.03
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

AGGREGATE TOTAL RETURN

                                                        % Return       % Return
                                                      Without Sales   With Sales
Class A Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
Inception (1/02/01) through 12/31/01                     +17.31%       +11.15%
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                        % Return       % Return
                                                      Without Sales   With Sales
Class B Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
Inception (1/02/01) through 12/31/01                     +16.39%       +12.39%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                        % Return       % Return
                                                      Without Sales   With Sales
Class C Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
Inception (1/02/01) through 12/31/01                     +16.49%       +15.48%
--------------------------------------------------------------------------------

 *    Contingent deferred sales charge is 1% for one year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*

                                  6-Month         12-Month       Since Inception
As of December 31, 2001        Total Return     Total Return      Total Return
--------------------------------------------------------------------------------
Class I                           +2.99%           +15.52%          +131.47%
--------------------------------------------------------------------------------
Class A                           +2.92                --           + 17.31
--------------------------------------------------------------------------------
Class B                           +2.47                --           + 16.39
--------------------------------------------------------------------------------
Class C                           +2.50                --           + 16.49
--------------------------------------------------------------------------------
Russell Midcap Index**            -3.74            - 5.62         +65.37/-7.12
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Since inception total returns are from 1/02/97 for Class I Shares and from 1/02/01 for Class A, Class B and Class C Shares.

** This unmanaged Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. Since inception total returns are from 1/31/97 and 1/31/01, respectively.


                    December 31, 2001 (6) Mercury HW Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                               In US Dollars
                                                                         --------------------------
Industries                    Investments                                Shares Held       Value
---------------------------------------------------------------------------------------------------

COMMON STOCKS--93.3%
===================================================================================================
Aerospace &        +Triumph Group, Inc.                                        5,000   $    162,500
Defense--0.3%
---------------------------------------------------------------------------------------------------
Auto                Dana Corporation                                          78,300      1,086,804
Components--1.9%
---------------------------------------------------------------------------------------------------
Banking--3.9%       Berkshire Hills Bancorp, Inc.                              6,700        135,675
                    EverTrust Financial Group Inc.                             7,800        118,560
                    KeyCorp                                                   51,700      1,258,378
                    Klamath First Bancorp, Inc.                                9,200        120,060
                    Pacific Century Financial Corporation                     21,200        548,868
                                                                                       ------------
                                                                                          2,181,541
---------------------------------------------------------------------------------------------------
Biotechnology--    +Medarex, Inc.                                             36,200        649,790
1.2%
---------------------------------------------------------------------------------------------------
Building            Lafarge Corporation                                       20,600        773,942
Materials--1.4%
---------------------------------------------------------------------------------------------------
Chemicals--3.2%     Albemarle                                                 18,400        441,600
                    Celanese AG                                               31,000        600,470
                    Millennium Chemicals Inc.                                 48,200        607,320
                    Solutia Inc.                                              11,900        166,838
                                                                                       ------------
                                                                                          1,816,228
---------------------------------------------------------------------------------------------------
Commercial         +Heidrick & Struggles International, Inc.                  45,600        827,640
Services &
Supplies--1.5%
---------------------------------------------------------------------------------------------------
Communications     +ADC Telecommunications, Inc.                             242,000      1,113,200
Equipment--4.4%    +Tellabs, Inc.                                             91,500      1,367,925
                                                                                       ------------
                                                                                          2,481,125
---------------------------------------------------------------------------------------------------
Computer Services/  Computer Associates International, Inc.                   35,200      1,214,048
Software--2.2%
---------------------------------------------------------------------------------------------------
Computers &        +Gateway Inc.                                             360,500      2,898,420
Peripherals--5.5%  +Maxtor Corporation                                        25,500        161,670
                                                                                       ------------
                                                                                          3,060,090
---------------------------------------------------------------------------------------------------
Diversified         A.G. Edwards, Inc.                                         7,300        322,441
Financials--1.4%    Stilwell Financial, Inc.                                  17,100        465,462
                                                                                       ------------
                                                                                            787,903
---------------------------------------------------------------------------------------------------


                    December 31, 2001 (7) Mercury HW Mid-Cap Value Fund

                                                                               In US Dollars
                                                                         --------------------------
Industries                    Investments                                Shares Held       Value
---------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
===================================================================================================
Electric--          CMS Energy Corporation                                       800   $     19,224
Integrated--4.5%    Cinergy Corp.                                              6,800        227,324
                    Consolidated Edison, Inc.                                  4,500        181,620
                    DTE Energy Company                                         3,900        163,566
                    Energy East Corporation                                    9,300        176,607
                    Entergy Corporation                                        7,700        301,147
                    NSTAR                                                        600         26,910
                    Northeast Utilities                                       27,100        477,773
                    SCANA Corporation                                          5,993        166,785
                    TXU Corp.                                                 11,500        542,225
                    Wisconsin Energy Corporation                                 800         18,048
                    Xcel Energy, Inc.                                          7,500        208,050
                                                                                       ------------
                                                                                          2,509,279
---------------------------------------------------------------------------------------------------
Electric            Ameren Corporation                                         4,000        169,200
Utilities--3.1%     Constellation Energy Group                                21,000        557,550
                    FirstEnergy Corp.                                          9,017        315,415
                    OGE Energy Corp.                                          30,100        694,708
                                                                                       ------------
                                                                                          1,736,873
---------------------------------------------------------------------------------------------------
Electrical          Cooper Industries, Inc.                                    8,000        279,360
Equipment--0.5%
---------------------------------------------------------------------------------------------------
Electronics--0.4%   Alliant Energy Corporation                                 6,900        209,484
---------------------------------------------------------------------------------------------------
Energy Equipment &  Halliburton Company                                       43,300        567,230
Service--1.0%
---------------------------------------------------------------------------------------------------
Foods--2.0%        +Dean Foods Company                                             1             34
                    Interstate Bakeries Corporation                           21,800        527,124
                    Sara Lee Corporation                                      25,500        566,865
                                                                                       ------------
                                                                                          1,094,023
---------------------------------------------------------------------------------------------------
Forest              Louisiana-Pacific Corporation                              4,300         36,292
Products--0.4%      Plum Creek Timber Company Inc.                             5,951        168,711
                                                                                       ------------
                                                                                            205,003
---------------------------------------------------------------------------------------------------
Health Care         Bausch & Lomb Incorporated                                 7,100        267,386
Equipment &        +Thoratec Laboratories Corporation                          7,431        126,327
Supplies--0.7%                                                                         ------------
                                                                                            393,713
---------------------------------------------------------------------------------------------------
Health Care        +Health Net Inc.                                           39,800        866,844
Providers &
Services--1.6%
---------------------------------------------------------------------------------------------------


                    December 31, 2001 (8) Mercury HW Mid-Cap Value Fund

                                                                               In US Dollars
                                                                         --------------------------
Industries                    Investments                                Shares Held       Value
---------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
===================================================================================================
Household           Fortune Brands, Inc.                                      13,200   $    522,588
Durables--1.4%      Tupperware Corporation                                    14,600        281,050
                                                                                       ------------
                                                                                            803,638
---------------------------------------------------------------------------------------------------
Insurance--10.6%    Allmerica Financial Corporation                           17,900        797,445
                   +CNA Financial Corporation                                 41,724      1,217,089
                    Lincoln National Corporation                               5,800        281,706
                    The MONY Group Inc.                                       23,900        826,223
                    MetLife, Inc.                                             45,000      1,425,600
                   +Prudential Financial, Inc.                                 4,500        149,355
                    The St. Paul Companies, Inc.                              27,700      1,217,969
                                                                                       ------------
                                                                                          5,915,387
---------------------------------------------------------------------------------------------------
Insurance--         Aetna Inc. (New Shares)                                   52,100      1,718,779
Life--6.2%          ESG Re Limited                                            23,600        120,360
                   +The Principal Financial Group, Inc.                       35,000        840,000
                    Protective Life Corporation                               27,700        801,361
                                                                                       ------------
                                                                                          3,480,500
---------------------------------------------------------------------------------------------------
Insurance--         The Allstate Corporation                                  14,200        478,540
Property--1.1%      IPC Holdings, Ltd.                                         4,600        135,516
                                                                                       ------------
                                                                                            614,056
---------------------------------------------------------------------------------------------------
Leisure/Toys--8.7%  Brunswick Corporation                                     45,400        987,904
                    Carnival Corporation                                      11,900        334,152
                   +Mandalay Resort Group                                     22,700        485,780
                    P & O Princess Cruises PLC (ADR)*                         30,500        707,600
                   +Park Place Entertainment Corporation                      66,800        612,556
                   +The Topps Company, Inc.                                  142,000      1,718,200
                                                                                       ------------
                                                                                          4,846,192
---------------------------------------------------------------------------------------------------
Machinery--0.6%    +Denison International PLC (ADR)*                           3,000         49,500
                    Harsco Corporation                                         3,000        102,900
                    Ingersoll-Rand Company                                     5,000        209,050
                                                                                       ------------
                                                                                            361,450
---------------------------------------------------------------------------------------------------
Marine--3.1%        Teekay Shipping Corporation                               50,200      1,749,470
---------------------------------------------------------------------------------------------------
Media--0.7%        +World Wrestling Federation Entertainment, Inc.            30,700        403,705
---------------------------------------------------------------------------------------------------
Medical            +Kindred Healthcare Inc.                                      639         33,228
Services--0.1%
---------------------------------------------------------------------------------------------------
Metals &            Alcan Aluminium Ltd.                                       7,200        258,696
Mining--0.5%       +Steel Dynamics, Inc.                                       1,300         14,781
                                                                                       ------------
                                                                                            273,477
---------------------------------------------------------------------------------------------------


                    December 31, 2001 (9) Mercury HW Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                               In US Dollars
                                                                         --------------------------
Industries                    Investments                                Shares Held      Value
---------------------------------------------------------------------------------------------------

COMMON STOCKS (concluded)
===================================================================================================
Miscellaneous--    +American Coin Merchandising, Inc.                         12,600   $    103,320
0.2%
---------------------------------------------------------------------------------------------------
Multiline          +Big Lots, Inc.                                            84,400        877,760
Retail--2.3%       +Kmart Corporation                                         78,000        425,880
                                                                                       ------------
                                                                                          1,303,640
---------------------------------------------------------------------------------------------------
Oil--Domestic--     Occidental Petroleum Corporation                          20,000        530,600
1.0%
---------------------------------------------------------------------------------------------------
Photography--3.5%   Eastman Kodak Company                                     67,200      1,977,696
---------------------------------------------------------------------------------------------------
Pollution           Waste Management, Inc.                                    18,700        596,717
Control--1.1%
---------------------------------------------------------------------------------------------------
Real Estate--3.8%   Kilroy Realty Corporation                                  1,700         44,659
                    Mack-Cali Realty Corporation                              15,500        480,810
                   +Ventas, Inc.                                             139,600      1,605,400
                                                                                       ------------
                                                                                          2,130,869
---------------------------------------------------------------------------------------------------
Restaurants--2.5%  +Tricon Global Restaurants, Inc.                           28,300      1,392,360
---------------------------------------------------------------------------------------------------
Retail--Department  The May Department Stores Company                         10,200        377,196
Stores--1.2%       +Saks Incorporated                                         30,000        280,200
                                                                                       ------------
                                                                                            657,396
---------------------------------------------------------------------------------------------------
Retail--General     Sears, Roebuck & Co.                                      14,400        686,016
Merchandise--1.2%
---------------------------------------------------------------------------------------------------
Road & Rail--1.3%   USFreightways Corporation                                 22,700        712,780
---------------------------------------------------------------------------------------------------
Semiconductor      +Credence Systems Corporation                              10,000        185,700
Equipment &
Products--0.3%
---------------------------------------------------------------------------------------------------
Tobacco--0.8%       UST Inc.                                                  12,500        437,500
---------------------------------------------------------------------------------------------------
                    Total Investments (Cost--$48,471,430)--93.3%                         52,099,117

                    Time Deposit**--10.0%                                                 5,612,237

                    Liabilities in Excess of Other Assets--(3.3%)                        (1,865,546)
                                                                                       ------------
                    Net Assets--100.0%                                                 $ 55,845,808
                                                                                       ============
---------------------------------------------------------------------------------------------------

 *    American Depositary Receipts (ADR).
**    Time deposit bears interest at 0.55% and matures on 1/02/2002.
 +    Non-income producing security.

      See Notes to Financial Statements.


                    December 31, 2001 (10) Mercury HW Mid-Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001
------------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$48,471,430)                     $52,099,117
Cash                                                                           3,260
Time deposit                                                               5,612,237
Receivables:
  Securities sold                                          $ 1,325,269
  Capital shares sold                                          157,102
  Dividends                                                     82,288     1,564,659
                                                           -----------
Prepaid expenses                                                              30,946
                                                                         -----------
Total assets                                                              59,310,219
                                                                         -----------
------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                       3,175,096
  Capital shares redeemed                                      201,089
  Investment adviser                                            20,744
  Distributor                                                   12,709     3,409,638
                                                           -----------
Accrued expenses and other liabilities                                        54,773
                                                                         -----------
Total liabilities                                                          3,464,411
                                                                         -----------
------------------------------------------------------------------------------------

Net Assets:

Net assets                                                               $55,845,808
                                                                         ===========
------------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                          $50,919,172
Undistributed investment income--net                                          22,263
Undistributed realized capital gains on investments--net                   1,276,686
Unrealized appreciation on investments--net                                3,627,687
                                                                         -----------
Net assets                                                               $55,845,808
                                                                         ===========
------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $36,928,836 and
  2,208,261 shares outstanding+                                          $     16.72
                                                                         ===========
Class A--Based on net assets of $4,362,627 and
  261,086 shares outstanding+                                            $     16.71
                                                                         ===========
Class B--Based on net assets of $9,583,792 and
  576,213 shares outstanding+                                            $     16.63
                                                                         ===========
Class C--Based on net assets of $4,970,553 and
  298,538 shares outstanding+                                            $     16.65
                                                                         ===========
------------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized.

      See Notes to Financial Statements.


                    December 31, 2001 (11) Mercury HW Mid-Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2001
----------------------------------------------------------------------------------
Investment Income:

Dividends (net of $2,363 foreign withholding tax)                      $   520,634
Interest and discount earned                                                59,287
                                                                       -----------
Total income                                                               579,921
                                                                       -----------
----------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                $   183,808
Listing fees                                                 37,540
Accounting services                                          36,785
Account maintenance and distribution fees--Class B           34,991
Transfer agent fees--Class I                                 27,874
Printing and shareholder reports                             20,674
Account maintenance and distribution fees--Class C           19,648
Custodian fees                                               16,332
Professional fees                                            15,403
Transfer agent fees--Class B                                  5,653
Account maintenance fees--Class A                             5,090
Transfer agent fees--Class A                                  3,186
Transfer agent fees--Class C                                  3,179
Trustees' fees and expenses                                   2,258
Pricing fees                                                    339
Other                                                         5,539
                                                        -----------
Total expenses before reimbursement                         418,299
Reimbursement of expenses                                   (76,732)
                                                        -----------
Total expenses after reimbursement                                         341,567
                                                                       -----------
Investment income--net                                                     238,354
                                                                       -----------
----------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on
Investments--Net:

Realized gain on investments--net                                        1,526,933
Change in unrealized appreciation on investments--net                     (245,561)
                                                                       -----------
Net Increase in Net Assets Resulting from Operations                   $ 1,519,726
                                                                       ===========
----------------------------------------------------------------------------------

See Notes to Financial Statements.


                    December 31, 2001 (12) Mercury HW Mid-Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Six      For the
                                                         Months Ended     Year Ended
                                                         December 31,      June 30,
 Increase (Decrease) in Net Assets:                          2001            2001
 ------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                  $    238,354    $    388,440
 Realized gain on investments--net                          1,526,933       2,789,869
 Change in unrealized appreciation on investments--net       (245,561)      3,494,317
                                                         ----------------------------
 Net increase in net assets resulting from operations       1,519,726       6,672,626
                                                         ----------------------------
 ------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 Investment income--net:
   Class I                                                   (319,841)       (351,937)
   Class A                                                    (31,783)             --
   Class B                                                    (37,628)             --
   Class C                                                    (18,096)             --
 Realized gain on investments--net:
   Class I                                                 (1,619,277)       (463,904)
   Class A                                                   (188,749)             --
   Class B                                                   (395,841)             --
   Class C                                                   (204,821)             --
                                                         ----------------------------
 Net decrease in net assets resulting from dividends
   and distributions to shareholders                       (2,816,036)       (815,841)
                                                         ----------------------------
 ------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                      19,775,151      21,254,431
                                                         ----------------------------
 ------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                              18,478,841      27,111,216
 Beginning of period                                       37,366,967      10,255,751
                                                         ----------------------------
 End of period*                                          $ 55,845,808    $ 37,366,967
                                                         ============================
 ------------------------------------------------------------------------------------

*Undistributed investment income--net                    $     22,263    $    191,257
                                                         ============================
 ------------------------------------------------------------------------------------

See Notes to Financial Statements.


                    December 31, 2001 (13) Mercury HW Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class I+
                                         -----------------------------------------------------------
                                         For the Six                       For the
                                         Months Ended                Year Ended June 30,
                                         December 31,    -------------------------------------------
Increase (Decrease) in Net Asset Value:      2001          2001        2000        1999        1998
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $ 17.14       $ 12.75     $ 12.03     $ 12.92     $ 11.65
                                           ---------------------------------------------------------
Investment income--net                         .08           .18         .18         .16         .13
Realized and unrealized gain on
  investments--net                             .42          4.84         .97         .46        1.60
                                           ---------------------------------------------------------
Total from investment operations               .50          5.02        1.15         .62        1.73
                                           ---------------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.15)         (.27)       (.14)         --        (.14)
  Realized gain on investments--net           (.77)         (.36)       (.29)      (1.51)       (.32)
                                           ---------------------------------------------------------
Total dividends and distributions             (.92)         (.63)       (.43)      (1.51)       (.46)
                                           ---------------------------------------------------------
Net asset value, end of period             $ 16.72       $ 17.14     $ 12.75     $ 12.03     $ 12.92
                                           =========================================================
----------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share           2.99%++      40.36%      10.41%       7.66%      15.00%
                                           =========================================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement               1.15%*        1.15%       1.15%       1.05%       1.00%
                                           =========================================================
Expenses                                     1.47%*        1.57%       1.92%       2.02%       2.72%
                                           =========================================================
Investment income--net                       1.23%*        1.91%       2.12%       1.43%       1.20%
                                           =========================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $36,929       $30,198     $10,260     $   687     $   754
                                           =========================================================
Portfolio turnover                             49%          138%        179%        113%         71%
                                           =========================================================
----------------------------------------------------------------------------------------------------

*     Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                    December 31, 2001 (14) Mercury HW Mid-Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                Class A
                                                   -----------------------------------
                                                   For the Six         For the Period
                                                   Months Ended       January 2, 2001+
                                                   December 31,          to June 30,
Increase (Decrease) in Net Asset Value:                2001                 2001
--------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $      17.12       $          15.02
                                                   -----------------------------------
Investment income--net                                      .05                    .04
Realized and unrealized gain on investments--net            .44                   2.06
                                                   -----------------------------------
Total from investment operations                            .49                   2.10
                                                   -----------------------------------
Less dividends and distributions:
  Investment income--net                                   (.13)                    --
  Realized gain on investments--net                        (.77)                    --
                                                   -----------------------------------
Total dividends and distributions                          (.90)                    --
                                                   -----------------------------------
Net asset value, end of period                     $      16.71       $          17.12
                                                   ===================================
--------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                        2.92%@                13.98%@
                                                   ===================================
--------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                            1.40%*                 1.40%*
                                                   ===================================
Expenses                                                  1.71%*                 2.22%*
                                                   ===================================
Investment income--net                                     .94%*                 1.02%*
                                                   ===================================
--------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           $      4,363       $            844
                                                   ===================================
Portfolio turnover                                          49%                   138%++
                                                   ===================================
--------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    For the period July 1, 2000 to June 30, 2001.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                    December 31, 2001 (15) Mercury HW Mid-Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                               Class B
                                                   -----------------------------------
                                                   For the Six         For the Period
                                                   Months Ended       January 2, 2001+
                                                   December 31,          to June 30,
Increase (Decrease) in Net Asset Value:                2001                 2001
--------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period               $      17.06       $          15.02
                                                   -----------------------------------
Investment income--net                                      .01                    .01
Realized and unrealized gain on investments--net            .40                   2.03
                                                   -----------------------------------
Total from investment operations                            .41                   2.04
                                                   -----------------------------------
Less dividends and distributions:
  Investment income--net                                   (.07)                    --
  Realized gain on investments--net                        (.77)                    --
                                                   -----------------------------------
Total dividends and distributions                          (.84)                    --
                                                   -----------------------------------
Net asset value, end of period                     $      16.63       $          17.06
                                                   ===================================
--------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                        2.47%@                13.58%@
                                                   ===================================
--------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                            2.15%*                 2.15%*
                                                   ===================================
Expenses                                                  2.46%*                 2.96%*
                                                   ===================================
Investment income--net                                     .20%*                  .23%*
                                                   ===================================
--------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           $      9,584       $          3,925
                                                   ===================================
Portfolio turnover                                          49%                   138%++
                                                   ===================================
--------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    For the period July 1, 2000 to June 30, 2001.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                    December 31, 2001 (16) Mercury HW Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                Class C
                                                   -----------------------------------
                                                   For the Six         For the Period
                                                   Months Ended       January 2, 2001+
                                                   December 31,          to June 30,
Increase (Decrease) in Net Asset Value:                2001                 2001
--------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $      17.07       $          15.02
                                                   -----------------------------------
Investment income--net                                      .02                     --@@
Realized and unrealized gain on investments--net            .40                   2.05
                                                   -----------------------------------
Total from investment operations                            .42                   2.05
                                                   -----------------------------------
Less dividends and distributions:
  Investment income--net                                   (.07)                    --
  Realized gain on investments--net                        (.77)                    --
                                                   -----------------------------------
Total dividends and distributions                          (.84)                    --
                                                   -----------------------------------
Net asset value, end of period                     $      16.65       $          17.07
                                                   ===================================
--------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                        2.50%@                13.65%@
                                                   ===================================
--------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                            2.15%*                 2.14%*
                                                   ===================================
Expenses                                                  2.46%*                 2.96%*
                                                   ===================================
Investment income--net                                     .19%*                  .18%*
                                                   ===================================
--------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           $      4,970       $          2,400
                                                   ===================================
Portfolio turnover                                          49%                   138%++
                                                   ===================================
--------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    For the period July 1, 2000 to June 30, 2001.
 @    Aggregate total investment return.
@@    Amount is less than $.01 per share.

      See Notes to Financial Statements.


                    December 31, 2001 (17) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Mid-Cap Value Fund (the "Fund") is a fund of Mercury HW Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income


                    December 31, 2001 (18) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement for the Fund with Hotchkis and Wiley Capital Management, LLC (the "Advisor"). The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. The Advisor had contractually agreed to pay all annual operating expenses of Class I, Class A, Class B and Class C in excess of 1.15%, 1.40%, 2.15% and 2.15%, respectively, as applied to the daily net assets of each class through December 31, 2001. For the six months ended December 31, 2001, the Advisor, or the Fund's former advisor, had earned fees of $183,808, of which $76,732 was waived.

      The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in


                    December 31, 2001 (19) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                                                     Account       Distribution
                                                 Maintenance Fee        Fee
      --------------------------------------------------------------------------
      Class A                                         .25%              --
      --------------------------------------------------------------------------
      Class B                                         .25%             .75%
      --------------------------------------------------------------------------
      Class C                                         .25%             .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended December 31, 2001, FAMD earned underwriting discounts and direct commissions and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co. ("ML & Co."), earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                          FAMD            MLPF&S
      --------------------------------------------------------------------------
      Class I                                            $  255           $  358
      --------------------------------------------------------------------------
      Class A                                            $  631           $8,106
      --------------------------------------------------------------------------

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co. is the Fund's transfer agent.

      For the six months ended December 31, 2001, the Fund reimbursed the Advisor or the Fund's former advisor $4,337 for certain accounting services.


                    December 31, 2001 (20) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Certain officers and/or trustees of the Trust are officers and/or directors of FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $38,527,391 and $21,426,192, respectively.

      Net realized gains (losses) for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:

                                                      Realized        Unrealized
                                                   Gains (Losses)        Gains
      --------------------------------------------------------------------------
      Long-term investments                          $1,526,935      $ 3,627,687
      Short-term investments                                 (2)              --
                                                     ---------------------------
      Total                                          $1,526,933      $ 3,627,687
                                                     ===========================
      --------------------------------------------------------------------------

      As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $3,627,687, of which $4,758,317 related to appreciated securities and $1,130,630 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $48,471,430.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $19,775,151 for the six months ended December 31, 2001 and $21,254,431 for the year ended June 30, 2001.


                    December 31, 2001 (21) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Class I Shares for the Six Months                                     Dollar
Ended December 31, 2001                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                             679,914    $ 11,392,149
Shares issued to shareholders in reinvestment
  of dividends and distributions                        109,237       1,802,408
                                                     --------------------------
Total issued                                            789,151      13,194,557
Shares redeemed                                        (343,194)     (5,579,624)
                                                     --------------------------
Net increase                                            445,957    $  7,614,933
                                                     ==========================
-------------------------------------------------------------------------------

Class I Shares for the Year                                           Dollar
Ended June 30, 2001+                                   Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                           1,507,510    $ 22,717,974
Shares issued to shareholders in reinvestment
  of dividends and distributions                         56,407         811,138
                                                     --------------------------
Total issued                                          1,563,917      23,529,112
Shares redeemed                                        (605,747)     (9,125,987)
                                                     --------------------------
Net increase                                            958,170    $ 14,403,125
                                                     ==========================
-------------------------------------------------------------------------------
+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.

Class A Shares for the Six Months                                     Dollar
Ended December 31, 2001                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                             283,008    $  4,900,472
Shares issued to shareholders in reinvestment
  of dividends and distributions                         12,875         212,310
                                                     --------------------------
Total issued                                            295,883       5,112,782
Shares redeemed                                         (84,100)     (1,359,712)
                                                     --------------------------
Net increase                                            211,783    $  3,753,070
                                                     ==========================
-------------------------------------------------------------------------------

Class A Shares for the Period                                         Dollar
January 2, 2001+ to June 30, 2001                      Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                              49,420    $    805,290
Shares redeemed                                            (117)         (1,924)
                                                     --------------------------
Net increase                                             49,303    $    803,366
                                                     ==========================
-------------------------------------------------------------------------------
+     Commencement of operations.


                    December 31, 2001 (22) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class B Shares for the Six Months                                     Dollar
Ended December 31, 2001                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                             353,955    $  5,877,369
Shares issued to shareholders in reinvestment
  of dividends and distributions                         21,275         349,545
                                                     --------------------------
Total issued                                            375,230       6,226,914
Shares redeemed                                         (29,128)       (462,996)
                                                     --------------------------
Net increase                                            346,102    $  5,763,918
                                                     ==========================
-------------------------------------------------------------------------------

Class B Shares for the Period                                         Dollar
January 2, 2001+ to June 30, 2001                      Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                             241,394    $  3,909,946
Shares redeemed                                         (11,283)       (176,117)
                                                     --------------------------
Net increase                                            230,111    $  3,733,829
                                                     ==========================
-------------------------------------------------------------------------------
+     Commencement of operations.

Class C Shares for the Six Months                                     Dollar
Ended December 31, 2001                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                             155,483    $  2,594,006
Shares issued to shareholders in reinvestment
  of dividends and distributions                         12,365         203,285
                                                     --------------------------
Total issued                                            167,848       2,797,291
Shares redeemed                                          (9,934)       (154,061)
                                                     --------------------------
Net increase                                            157,914    $  2,643,230
                                                     ==========================
-------------------------------------------------------------------------------

Class C Shares for the Period                                         Dollar
January 2, 2001+ to June 30, 2001                      Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                             141,925    $  2,336,172
Shares redeemed                                          (1,301)        (22,061)
                                                     --------------------------
Net increase                                            140,624    $  2,314,111
                                                     ==========================
-------------------------------------------------------------------------------
+     Commencement of operations.

(5)   Subsequent Event:

      The Trust's Board of Trustees and the Fund's shareholders have approved a reorganization that will result in the Fund's assets and liabilities being acquired by Hotchkis and Wiley Funds on behalf of the Hotchkis and Wiley Mid-Cap Value Fund (the "Hotchkis and Wiley Fund"). Shareholders of the Fund are expected to become shareholders of the Hotchkis and Wiley Fund on February 4, 2002.


                    December 31, 2001 (23) Mercury HW Mid-Cap Value Fund

[LOGO] Merrill Lynch Investment Managers

      MUTUAL       MANAGED        ALTERNATIVE        INSTITUTIONAL
      FUNDS        ACCOUNTS       INVESTMENTS       ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury HW Mid-Cap Value Fund of
Mercury HW Funds
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper          #MHW-1050--12/01